AMERICAN GROWTH FUND Series One Average Annual Total Returns - AMERICAN GROWTH FUND Series One	12 Months Ended	60 Months Ended	132 Months Ended
	Dec. 31, 2023	Dec. 21, 2023	Dec. 31, 2023
SERIES ONE CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	23.80%	12.77%	7.94%
SERIES ONE CLASS B
Prospectus [Line Items]
Average Annual Return, Percent	22.68%	9.72%	6.07%
SERIES ONE CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	22.85%	11.84%	7.12%
SERIES ONE CLASS D
Prospectus [Line Items]
Average Annual Return, Percent	24.29%	13.24%	8.33%
SERIES ONE CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.42%	11.81%	7.68%
SERIES ONE CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.43%	10.86%	7.01%